SUBSEQUENT EVENTS (Details) - Subsequent Event $ / shares in Units, $ in Millions	Aug. 09, 2022 USD ($) $ / shares shares	Jul. 12, 2022 shares	Jul. 11, 2022 shares
Subsequent Event [Line Items]
Threshold period for not entering variable rate transaction from closing (in days)	180 days
Threshold period for to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any ADSs or ordinary shares or their equivalents from closing (in days)	90 days
Offering
Subsequent Event [Line Items]
Shares issued (in shares)	11,050,000,000
ADS
Subsequent Event [Line Items]
Number of shares represented for one ADS		5,000	400
Ratio Change		12.5
ADS | Offering
Subsequent Event [Line Items]
Shares issued (in shares)	2,210,000
Purchase price | $ / shares	$ 5.00
Pre-Funded Warrants | Offering
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)	5,750,000,000
Pre-Funded Warrants | ADS | Offering
Subsequent Event [Line Items]
Purchase price | $ / shares	$ 4.9999
Warrants, number of securities called by warrants (in shares)	1,150,000
Gross proceeds from offering | $	$ 16.8
Net proceeds after deducting the placement agent's fees and estimated offering expenses from offering | $	$ 15.0
Common Warrant | ADS | Offering
Subsequent Event [Line Items]
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 5.00